UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS All Terrain Opportunity Fund

(Institutional Class: TERIX)

SEMI-ANNUAL REPORT

APRIL 30, 2021

AXS All Terrain Opportunity Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Supplemental Information	17
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS All Terrain Opportunity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS All Terrain Opportunity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 5.7%
	MATERIALS — 3.4%
7,000	Franco-Nevada Corp.[1]	$974,680
	REAL ESTATE — 2.3%
31,000	Gladstone Land Corp. - REIT	650,690
	TOTAL COMMON STOCKS
	(Cost $1,550,169)	1,625,370
	EXCHANGE-TRADED FUNDS — 22.1%
	COMMODITY FUNDS — 1.0%
3,000	Aberdeen Standard Physical Precious Metals Basket Shares ETF*	292,710
	EQUITY FUNDS — 21.1%
14,000	AdvisorShares Pure Cannabis ETF	304,780
14,000	ETFMG Alternative Harvest ETF	299,320
11,000	ProShares S&P 500 Dividend Aristocrats ETF	990,330
10,000	SPDR S&P 500 ETF Trust	4,173,000
3,000	Vanguard Real Estate ETF	297,240
		6,064,670
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $6,037,883)	6,357,380
	MUTUAL FUNDS — 49.3%
	EQUITY FUNDS — 3.5%
37,836	WCM Focused International Growth Fund - Class Institutional	990,541
	FIXED INCOME FUNDS — 45.8%
565,904	Columbia Mortgage Opportunities Fund - Class I2	6,162,696
637,321	PIMCO Mortgage Opportunities and Bond Fund - Class Institutional	6,991,412
		13,154,108
	TOTAL MUTUAL FUNDS
	(Cost $13,987,700)	14,144,649

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.1%
	CALL OPTIONS — 0.1%
500	VXX1 06/18/21 C13 IPATH S&P 500 VIX Exercise Price: $13, Notional Amount $650,000 Expiration Date: June 18, 2021	35,000
	TOTAL CALL OPTIONS
	(Cost $48,527)	35,000
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $48,527)	35,000

AXS All Terrain Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 15.3%
4,396,071	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.010%[2]	$4,396,071
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,396,071)	4,396,071

	TOTAL INVESTMENTS — 92.5%
	(Cost $26,020,350)	26,558,470

	Other Assets in Excess of Liabilities — 7.5%	2,149,312
	TOTAL NET ASSETS — 100.0%	$28,707,782

ETF –	Exchange-Traded Fund
REIT –	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS All Terrain Opportunity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Materials	3.4%
Real Estate	2.3%
Total Common Stocks	5.7%
Exchange-Traded Funds
Equity Funds	21.1%
Commodity Funds	1.0%
Total Exchange-Traded Funds	22.1%
Mutual Funds
Fixed Income Funds	45.8%
Equity Funds	3.5%
Total Mutual Funds	49.3%
Purchased Options Contracts
Call Options	0.1%
Total Purchased Options Contracts	0.1%
Short-Term Investments	15.3%
Total Investments	92.5%
Other Assets in Excess of Liabilities	7.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS All Terrain Opportunity Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $25,971,823)	$26,523,470
Purchased options contracts, at value (cost $48,527)	35,000
Cash deposited with brokers for option contracts	2,190,074
Receivables:
Dividends and interest	21,275
Prepaid expenses	13,384
Total Assets	28,783,203

Liabilities:
Payables:
Fund shares redeemed	50
Advisory fees	22,853
Shareholder servicing fees (Note 7)	2,442
Fund administration and accounting fees	10,116
Transfer agent fees and expenses	3,214
Custody fees	3,330
Trustees' deferred compensation (Note 3)	18,162
Auditing fees	7,436
Legal fees	2,180
Chief Compliance Officer fees	1,943
Shareholder reporting fees	447
Trustees' fees and expenses	162
Accrued other expenses	3,086
Total Liabilities	75,421
Net Assets	$28,707,782

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$27,285,279
Total distributable earnings	1,422,503
Net Assets	$28,707,782

Shares of beneficial interest issued and outstanding	1,106,612
Net asset value per share	$25.94

See accompanying Notes to Financial Statements.

AXS All Terrain Opportunity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

Investment Income:
Dividends	$249,022
Interest	363
Total investment income	249,385

Expenses:
Advisory fees	203,417
Shareholder servicing fees (Note 7)	14,530
Fund administration and accounting fees	25,390
Transfer agent fees and expenses	10,069
Custody fees	4,911
Registration fees	14,042
Auditing fees	7,436
Shareholder reporting fees	7,164
Trustees' fees and expenses	6,085
Legal fees	5,563
Miscellaneous	3,616
Chief Compliance Officer fees	2,372
Insurance fees	1,145
Total expenses	305,740
Advisory fees waived	(71,543)
Fees paid indirectly (Note 3)	(1,720)
Net expenses	232,477
Net investment income	16,908

Realized and Unrealized Gain:
Net realized gain (loss) on:
Investments	1,084,292
Purchased options contracts	20,868
Net realized gain	1,105,160
Capital gain distributions from regulated investment companies	215,020
Net change in unrealized appreciation/depreciation on:
Investments	393,081
Purchased options contracts	(13,527)
Net change in unrealized appreciation/depreciation	379,554
Net realized and unrealized gain	1,699,734

Net Increase in Net Assets from Operations	$1,716,642

See accompanying Notes to Financial Statements.

AXS All Terrain Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$16,908	$137,311
Net realized gain on investments and purchased options contracts	1,105,160	1,458,302
Capital gain distributions from regulated investment companies	215,020	660
Net change in unrealized appreciation/depreciation investments and purchased options contracts	379,554	30,202
Net increase in net assets resulting from operations	1,716,642	1,626,475

Distributions to Shareholders:
Total distributions to shareholders	(897,554)	(1,401,286)

Capital Transactions:
Net proceeds from shares sold	880,877	5,214,149
Reinvestment of distributions	897,554	1,401,286
Cost of shares redeemed	(3,522,888)	(5,507,744)
Net increase (decrease) in net assets from capital transactions	(1,744,457)	1,107,691

Total increase (decrease) in net assets	(925,369)	1,332,880

Net Assets:
Beginning of period	29,633,151	28,300,271
End of period	$28,707,782	$29,633,151

Capital Share Transactions:
Shares sold	34,007	215,089
Shares reinvested	35,561	56,145
Shares redeemed	(137,164)	(218,036)
Net increase (decrease) in capital share transactions	(67,596)	53,198

See accompanying Notes to Financial Statements.

AXS All Terrain Opportunity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$25.24	$25.25	$26.04	$25.57	$24.23	$24.39
Income from Investment Operations:
Net investment income[1,2]	0.01	0.12	0.44	0.37	0.60	0.60
Net realized and unrealized gain (loss)	1.48	1.16	0.35	0.47	1.33	(0.18)
Total from investment operations	1.49	1.28	0.79	0.84	1.93	0.42

Less Distributions:
From net investment income	(0.07)	(0.69)	(0.45)	(0.37)	(0.59)	(0.58)
From net realized gain	(0.72)	(0.60)	(1.13)	-	-	-
Total distributions	(0.79)	(1.29)	(1.58)	(0.37)	(0.59)	(0.58)

Redemption fee proceeds[1]	-	-	- [3]	-	- [3]	-

Net asset value, end of period	$25.94	$25.24	$25.25	$26.04	$25.57	$24.23

Total return[4]	6.01%[5]	5.24%	3.28%	3.23%	8.05%	1.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,708	$29,633	$28,300	$31,485	$33,470	$33,429

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	2.11%[7]	2.24%	2.15%	2.20%	2.34%	2.69%
After fees waived and expenses absorbed[6,8]	1.60%[7]	1.41%	1.52%	1.39%	1.49%[9]	1.78%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed[2]	(0.39)%[7]	(0.34)%	1.12%	0.62%	1.54%	1.56%
After fees waived and expenses absorbed[2]	0.12%[7]	0.49%	1.75%	1.43%	2.39%	2.47%
Portfolio turnover rate	393%[5]	1,445%	799%	550%	280%	206%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Prior to September 16, 2016, returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Prior to September 16, 2016, returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included, total returns would be lower.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

AXS All Terrain Opportunity Fund

FINANCIAL HIGHLIGHTS - Continued

Institutional Class

[7]	Annualized.
[8]	Prior to September 16, 2016, the Advisor had contractually agreed to limit the operating expenses of Class A to 1.95%. Effective September 16, 2016, the Advisor has contractually agreed to limit the operating expenses to 1.70% of the Institutional Class which was re-designated from Class A on that date. Effective May 1, 2017, the Advisor has contractually agreed to limit the operating expenses to 1.60% of the Institutional Class.
[9]	If interest expense on cash due to broker had been excluded, the expense ratio would have been lowered by 0.01% for the year ended October 31, 2017.

See accompanying Notes to Financial Statements.

AXS All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (Unaudited)

Note 1 – Organization

The AXS All Terrain Opportunity Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide capital appreciation with positive returns in all market conditions. The Fund commenced investment operations on November 3, 2014, with three classes of shares: Class A, Class C and Class I. Class I shares were liquidated on December 4, 2015. Class C shares were re-designated to Class I shares on August 29, 2016 and were subsequently liquidated on September 30, 2016. Class A shares were re-designated to Institutional Class on September 16, 2016.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

AXS All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

(c) Options

The Fund may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

AXS All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the years ended October 31, 2018-2020, and the six months ended April 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a bi-monthly investment advisory fee to the Advisor at the annual rate of 1.40% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.60% of the average daily net assets of the Fund. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees.

AXS All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Prior to October 26, 2020, Castle Financial & Retirement Planning Associates, Inc. (“Castle Financial”) and Foothill Capital Management, LLC (“FCM”) served as co-investment advisors for the Fund. Under the terms of the prior co-advisory agreement, the Fund paid a monthly investment advisory fee to Castle Financial and FCM and at the annual rate of 0.56%, and 0.84%, respectively, of the Fund’s average daily net assets.

For the six months ended April 30, 2021, the Advisor waived a portion of its advisory fees totaling $71,543. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2021, the amount of these potentially recoverable expenses was $75,146. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

2023	$3,603
2024	71,543
Total	$75,146

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2021, are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended April 30, 2021, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

AXS All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2021, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At April 30, 2021, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$26,219,576
Gross unrealized appreciation	$554,536
Gross unrealized depreciation	(215,642)
Net unrealized appreciation on investments	$338,894

The difference between cost amounts for financial statement and federal income tax purposes are due primarily to wash sale loss deferrals.

As of October 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$806,235
Undistributed long-term gains	11,877
Tax accumulated earnings	818,112

Accumulated capital and other losses	-
Unrealized deferred compensation	(15,294)
Unrealized depreciation on investments	(199,403)
Total accumulated earnings	$603,415

The tax character of the distributions paid during the fiscal years ended October 31, 2020 and October 31, 2019 were as follows:

Distributions paid from:	2020	2019
Ordinary income	$1,401,286	$1,382,850
Net long-term capital gains	-	517,983
Total taxable distributions	1,401,286	1,900,833
Total distributions paid	$1,401,286	$1,900,833

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 60 days of purchase. There were no redemption fees for the six months ended April 30, 2021 and for the year ending October 31, 2020.

AXS All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Note 6 - Investment Transactions

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and options, were $93,726,339 and $76,692,951, respectively. A high portfolio turnover rate may incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The portfolio turnover rate is reported in the Financial Highlights.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets attributable to Institutional Class shares to shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2021, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AXS All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stock[1]	$1,625,370	$-	$-	$1,625,370
Exchange-Traded Funds[1]	6,357,380	-	-	6,357,380
Mutual Funds[1]	14,144,649	-	-	14,144,649
Short-Term Investments	4,396,071	-	-	4,396,071
Total Investments	26,523,470	-	-	26,523,470
Purchased Options Contracts	35,000	-	-	35,000
Total Investments and Purchased Options Contracts	$26,558,470	$-	$-	$26,558,470

*	The Fund did not hold any Level 2 or 3 securities at period end.

[1]	Common stock, exchange-traded funds, and mutual funds held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, or exchange-traded funds or mutual funds by asset classification, please refer to the Schedule of Investments.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the six months ended April 30, 2021.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of April 30, 2021, by risk category are as follows:

	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$35,000
Total		$35,000

AXS All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$20,868
Total	$20,868

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$(13,527)
Total	$(13,527)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2021, are as follows:

Derivative	Quarterly Average	Amount
Purchased Options Contracts	Average Notional Value	$216,667

Note 11 – Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AXS All Terrain Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on January 20, 2021 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the AXS All Terrain Opportunity Fund1 series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed AXS Investments LLC2, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from August 1, 2020 through October 31, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions);

●	An overview of market liquidity for the Fund during the Program Reporting Period;

●	The Fund’s ability to meet redemption requests;

●	The Fund’s cash management;

●	The Fund’s borrowing activity, if any, in order to meet redemption requests;

●	The Fund’s compliance with the 15% limit of illiquid investments; and

●	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

[1]	Prior to October 26, 2020, the Fund’s name was the All Terrain Opportunity Fund.

[2]	Prior to October 26, 2020, The Board had appointed Castle Financial & Retirement Planning Associates, Inc. and Foothill Capital Management, LLC, the investment co-advisers to the All Terrain Opportunity Fund, as the Program Administrator for the Fund Program.

AXS All Terrain Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

AXS All Terrain Opportunity Fund

EXPENSE EXAMPLE

For the Six Months Ended April 30, 2021 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 - 4/30/21
Institutional Class	Actual Performance	$1,000	$1,060.10	$8.17
	Hypothetical (5% annual return before expenses)	1,000	1,016.86	8.00

*	Expenses are equal to the Fund’s annualized expense ratios of 1.60%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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AXS All Terrain Opportunity Fund

A series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AXS All Terrain Opportunity Fund – Institutional Class	TERIX	46141T 406

Privacy Principles of the AXS All Terrain Opportunity Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS All Terrain Opportunity Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 441-4440 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (844) 441-4440 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 441-4440.

AXS All Terrain Opportunity Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 441-4440

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	7/9/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	7/9/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/9/2021